Note 11 - Reserves	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of reserves within equity [text block]

11. RESERVES

		Years Ended June 30,
	Notes	2026	2025	2024
		A$	A$	A$
(a) (i) Share Based Payments
66,177,114 (2025: 2,683,471,567, 2024: 3,250,009,092) options for fully paid ordinary shares	11(c)	5,836,718	5,342,304	4,806,203

(a) (ii) Foreign Currency Translation Reserve		(40,841)	-	-

Total		5,795,877	5,342,304	4,806,203

The share-based payment reserve is used to recognise the fair value of options issued to directors, executives, employees and consultants but not exercised. Amounts are transferred out of the reserve and into issued capital when the options are exercised. When options expire, the amount is transferred from reserve to accumulated losses.

On May 29, 2026, the company held an extraordinary general meeting to effect a consolidation of issued capital of 50 ordinary shares into one ordinary share, and 50 options into one option. Each 50 pre-split shares or options outstanding automatically combined and converted to one issued and outstanding ordinary share or option without any action on the part of the shareholders. No fractional shares or options were issued in connection with the Consolidation. All fractional shares or options were rounded up to the whole number of shares or options. As a result of this, the ratio of the company's ADRs was adjusted from 600 shares per ADR to 12 shares per ADR at the same time.

Years Ended June 30,
	Notes	2026	2025	2024
		A$	A$	A$
(b) Warrants/Free-attaching options
43,070,772 free-attaching options (2025: 2,154,912,180 free-attaching options, 2024: 2,868,466,372) for fully paid ordinary shares (1)	11(c)	-	-	-

		-	-	-

Numbers of options and exercise prices below and following are all pre-consolidation amounts.

(1)	On January 8, 2024 a total of 457,142,830 free attaching options with an exercise price of A$0.01, expiring on August 31, 2026 were issued.

On January 8, 2024 a total of 1,371,428,567 free attaching options with an exercise price of A$0.007, expiring on August 31, 2024 were issued.

On February 2, 2024 a total of 190,476,123 free attaching options with an exercise price of A$0.002, expiring on August 31, 2026 were issued.

On February 2, 2024 a total of 571,428,556 free attaching options with an exercise price of A$0.007, expiring on August 31, 2024 were issued.

On April 15, 2024 a total of 285,087,715 free attaching options with an exercise price of A$0.01, expiring on August 31, 2026 were issued.

On April 23, 2025 a total of 1,222,300,911 free attaching options with an exercise price if A$0.028, expiring on February 26, 2027 were issued.

(c)	Movements in Options for Fully Paid Ordinary Shares

	Years Ended June 30,
	2026		2025		2024
	Number of Options	A$	Number of Options	A$	Number of Options	A$
Beginning of the year	2,683,471,567	5,342,304	3,250,009,092	4,806,203	170,042,720	3,972,475
Options issued during the year (2026: pre-consolidation)	701,150,200	-	1,392,300,911	-	3,092,563,791	-
Expired during the year	(126,392,720)	(3,705,344)	(1,947,759,704)	(326,544)	-	-
Forfeited during the year (2026: pre-consolidation)	-	-	(4,650,000)	(93,735)	(5,500,000)	(93,222)
Options exercised during the year	(81,378,980)	(296,269)	(6,428,732)	(23,540)	-	-
Consolidation	(3,113,312,953)	-	-	-	-	-
Options issued during the year (2026: post-consolidation)	3,000,000	-	-	-	-	-
Forfeited during the year (2026: post-consolidation)	(360,000)	-	-	-	-	-
Shares to be issued	-	3,006	-	-	-	45,000
Share based payment expense	-	4,493,021	-	979,920	-	881,950
End of the year	66,177,114	5,836,718	2,683,471,567	5,342,304	3,250,009,092	4,806,203

Details of option grants are summarised as follows - note that all amounts below are pre-consolidation amounts, with the exception of those on June 15, 2026.

Year ended June 30, 2024:

●	On September 11, 2023, 500,000 options were forfeited upon resignation of an employee.

●

On December 21, 2023, 8,000,000 options were issued to the Group’s employees based in Australia under the 2004 ASX Plan. The options are exercisable at A$0.0105 and expire on December 19, 2026. The fair value of the options is A$0.005 per option.

●	On January 8, 2024, 457,142,830 long dated options were issued as per the placement. The options are exercisable at A$0.01 and expire on August 31, 2026.

●	On January 8, 2024, 1,371,428,567 free attaching short - dated options were issued as per the placement. The options are exercisable at A$0.007 and expire on August 31, 2024.

●	On February 2, 2024, 190,476,123 long dated options were issued as per the securities placement plan. The options are exercisable at A$0.002 and expire on August 31, 2026.

(c) Movements in Options for Fully Paid Ordinary Shares (continued)

●	On February 2, 2024, 571,428,556 short - dated options were issued as per the securities placement plan. The options are exercisable at A$0.007 and expire on August 31, 2024.

●	On April 15, 2024, 285,087,715 short – free attaching options were issued as per the securities placement plan. The options are exercisable at A$0.01 and expire on August 31, 2024

●	On April 22, 2024, 7,097,419 options were exercised.

●	On May 21, 2024, 5,000,000 options were forfeited upon resignation of an employee.

●

On June 27, 2024, 26,500,000 options were issued to the Group’s employees based under the 2004 ASX Plan. The options are exercisable at A$0.004 and expire on March 13, 2029. The fair value of the options is A$0.004 per option.

●

On June 27, 2024, 62,500,000 options were issued to the Group’s employees based under the Company’s 2018 American Depositary Share (ADS) Option Plan. The options are exercisable at US$0.0031 (A$0.0046) and expire on March 13, 2029. The fair value of the options is A$0.0037 per option.

●	On June 27, 2024, 120,000,000 options were issued to the Group’s key management personnel based under the Company’s 2018 American Depositary Share (ADS) Option Plan. The options are exercisable at US$0.003 (A$0.0044) and expire on March 21, 2029. The fair value of the options is A$0.0037 per option.

(c) Movements in Options for Fully Paid Ordinary Shares (continued)

Year ended June 30, 2025:

●	On August 1, 2024, 12,000,000 options expired.

●	On August 31, 2024, 1,935,759,704 options expired.

●

On December 30, 2024, 170,000,000 options were issued to the Group’s directors as per resolutions passed at the AGM in November 2024. The options are exercisable at A$0.01 and expire on December 30, 2027.

●	On January 22, 2025, 95,238 options were exercised.

●	On January 30, 2025, 6,333,333 options were exercised.

●	On March 14, 2025, 161 options were exercised.

●	On April 23, 2025, 1,222,300,911 free-attaching options were issued as per the securities placement plan. The options are exercisable at A$0.028 and expire on February 26, 2027.

●	On June 30, 2025, 4,650,000 options were forfeited upon resignation of employees.

Year ended June 30, 2026:

●

On July 3, 2025, 15,000,000 options were issued to the Group’s employees based under the 2004 ASX Plan. The options are exercisable at A$0.01 and expire on July 1, 2030. The fair value of the options is A$0.01 per option.

●	On July 17, 2025, 79,999,800 options were exercised.

●	On July 21, 2025, 95,238 options were exercised.

●

On August 15, 2025, 11,500,000 options were issued to the Group’s employees based under the 2004 ASX Plan. The options are exercisable at A$0.013 and expire on August 8, 2030. The fair value of the options is A$0.0121 per option.

●

On August 15, 2025, 22,000,200 options were issued to the Group’s employees based under the Company’s 2018 American Depositary Share (ADS) Option Plan. The options are exercisable at US$0.0086 (A$0.013) and expire on August 8, 2030. The fair value of the options is A$0.0121 per option.

●

On August 15, 2025, 290,400,000 options were issued to the Group’s key management personnel based under the Company’s 2018 American Depositary Share (ADS) Option Plan. The options are exercisable at US$0.0086 (A$0.013) and expire on August 8, 2030. The fair value of the options is A$0.0121 per option.

●	On August 22, 2025, 1,283,942 options were exercised.

●	On September 17, 2025, 35,000,000 options expired.

●	On January 7, 2026, 91,392,720 options expired.

●

On January 15, 2026, 18,000,000 options were issued to the Group’s employees based under the 2004 ASX Plan. The options are exercisable at A$0.008 and expire on January 9, 2031. The fair value of the options is A$0.0075 per option.

●	On January 15, 2026, 43,500,000 options were issued to the Group's employees based under the Company's 2018 American Depositary Share (ADS) Option Plan. The options are exercisable at US$0.0057 (A$0.0083) and expire on January 13, 2031. The fair value of the options is A$0.008 per option.

●	On March 26, 2026, 61,500,000 options were issued to the Group's employees based under the Company's 2018 American Depositary Share (ADS) Option Plan. The options are exercisable at US$0.0057 (A$0.0083) and expire on March 26, 2031. The fair value of the options is A$0.008 per option.

●	On April 17, 2026, 212,250,000 options were issued to the Group's employees and contractors based under the Company's 2018 American Depositary Share (ADS) Option Plan. The options are exercisable at US$0.006 (A$0.0088) and expire on April 15, 2031. The fair value of the options is A$0.0084 per option.

●

On April 17, 2026, 27,000,000 options were issued to the Group’s employees based under the 2004 ASX Plan. The options are exercisable at A$0.009 and expire on April 15, 2031. The fair value of the options is A$0.0084 per option.

●	On June 12, 2026, the completion of the consolidation of issued capital was announced. Option totals were reduced by 3,113,312,953 options after consolidation.

●	On June 15, 2026, 360,000 options were forfeited upon resignation of employees.

●	On June 15, 2026, 3,000,000 options were issued to the Group's directors as per resolutions passed at the EGM in May 2026. The options are exercisable at A$1.00 and expire on June 15, 2031. The fair value of the options is A$0.4085.

(d) Terms and Conditions of Reserves

Options and warrants

Option holders and warrant holders do not have the right to receive dividends and are not entitled to vote at a meeting of the Group’s shareholders. Options and warrants may be exercised at any time from the date they vest to the date of their expiration. Share options are exercisable into ordinary shares on a one for one basis on the date they are exercised. Options granted under the 2018 ADS Plan are exercisable into ADRs, being one option for one ADR, which equals 12 ordinary shares, on the date they are exercised.

Expired options are reclassified into accumulated losses. Options forfeited due to failure of a vesting condition result in a reversal of the accumulated expense through the consolidated statement of profit or loss and other comprehensive loss.

In Australia, there is not a set number of authorised shares, shares are not reserved for the exercise of options, and shares do not have a par value.

(e) Options and Warrants Issued after Reporting Date

Nil options were issued under the 2004 ASX Plan or the 2018 ADS Plan after reporting date.